CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Accounting Judgements And Estimates Explanatory Abstract
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 4 – CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

As part of the financial reporting process, Company management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Company’s consolidated financial statements. By their very nature, such accounting estimates are subjective and complex and consequently may differ from actual results. The estimates are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Below are the critical accounting estimates used in the preparation of the financial statements that required Company management to make assumptions involving significant uncertainty.

Impairment of indefinite-lived intangible assets

As mentioned in Notes 2f and 2e, the Company performs impairment reviews of intangible assets not subject to amortization on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment.

The recoverable amount is determined using discounted cash flow calculations. The analysis estimates the future cash flows the Company expects to derive from the asset, incorporates expectations about possible variations in the amount or timing of those future cash flows, as well as the uncertainty inherent in the asset, and the risk-adjusted cash flows are then discounted using the Company’s estimated post-tax weighted average cost of capital (“WACC”). The main estimates used in calculating the recoverable amount include the WACC estimation and the amounts and timing of projected future cash flows. Such amounts and timing are influenced by the expected outcome of development activities, the probability of success and timing in gaining regulatory approval, size of the potential market and the Company’s specific market share, either via direct sales or a potential out-licensing deal.

In light of the Company’s decision to terminate AGI-134, the value of its intangible asset was written off in its entirety in 2023.

As a result of an impairment review of its remaining rights to motixafortide in solid tumor indications in the fourth quarter of 2024, the Company recorded an impairment loss (see Note 9).

Fair value estimations of warrants

As described in Notes 3d and 12c, the Company completed financing transactions in which it issued ADSs and warrants to purchase additional ADSs. The fair value of the warrants, which are not traded on an active market, is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.

License revenue recognition

In determining the amounts to be recognized as revenue relating to the out-licensing transactions with HST and Gloria, the Company was required to use significant judgement in the following matters:

•	The allocation of consideration between the license agreement and the SPA, based on the fair value of the Company’s shares on the date considered as the closing date of the transaction

•
The estimated stand-alone, selling-price value between the contract components (i.e., between the main therapeutic areas covered by the contract), as well as the performance obligations relating to each of the components

•	The period of time over which revenue should be recognized for each component. The revenue recognition method is the ratio of support hours to the total hours expected to be incurred.

Similar judgement (with the exception of the second and third bullets above, which were not relevant) was required in determining the amounts to be recognized as revenue relating to the out-licensing transaction with Ayrmid.

Recognition and measurement of allowance for rebates, chargebacks and returns

The Company makes several key estimations related to gross-to-net (GTN) revenue, which are recognized as revenue reductions and for which unsettled amounts are accrued. The primary measures calculated include rebates, Medicaid and other governmental rebates, chargebacks, and returns.

The allowance is calculated based on common practices in the industry and the estimated utilization of rebate and chargeback programs at the time revenue is recognized. The main estimates used in recognizing and measuring this allowance relate to the volume of products sold to distributors but not yet prescribed to patients. The Company periodically evaluates its estimates against actual results and updates them accordingly as necessary.